Schedule of Investments (unaudited) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 59.8%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$851,566
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,466,899
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,096,258
Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,000	1,061,507
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	319,572
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	1,076,476
Series 2019-BN18, Class A2, 3.47%, 05/15/62	830	878,973
Series 2019-BN19, Class A3, 2.93%, 08/15/61	1,000	1,058,620
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/11/29)	497	536,976
Series 2019-BN21, Class B, 3.21%, 10/17/52	1,000	1,048,419
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	1,750	2,001,064
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,000	1,100,105
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	600	664,613
Series 2019-C5, Class A4, 3.06%, 11/15/52	2,500	2,672,279
BBCMS Mortgage Trust
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,242,397
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,447,301
Series 2018-C2, Class C, 5.14%, 12/15/51(a)	250	284,725
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	782,813
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,542	1,706,106
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	554,551
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,103,307
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	750	843,603
Series 2018-B2, Class AS, 4.08%, 02/15/51(a)	1,000	1,122,188
Series 2018-B2, Class C, 4.34%, 02/15/51(a)	500	545,430
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,135,341
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	531,773
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	857,010
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	516,250
Series 2018-B4, Class C, 4.71%, 07/15/51(a)	400	449,860
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	574,923
Series 2018-B5, Class AS, 4.42%, 07/15/51	1,000	1,143,703
Series 2018-B5, Class B, 4.57%, 07/15/51	500	573,567
Series 2018-B6, Class A4, 4.26%, 10/10/51	2,000	2,319,063
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	469,915
Series 2019-B10, Class A3, 3.46%, 03/15/62	500	549,324
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	678,793
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	554,949
Series 2019-B11, Class B, 3.96%, 05/15/52(a)	500	552,453
Series 2019-B9, Class A4, 3.75%, 03/15/52	1,000	1,122,091
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,000	2,283,925
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	286,956
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,000	1,093,234
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	406,202
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	252,518
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	817,107
Series 2017-CD3, Class C, 4.71%, 02/10/50(a)	300	327,751
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	750	815,838
Series 2017-CD6, Class C, 4.41%, 11/13/50(a)	500	543,597

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	$500	$550,051
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,758,121
Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	1,088,818
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	831,965
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	287	294,124
Series 2013-GC11, Class A3, 2.82%, 04/10/46	811	831,733
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	104,317
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	750	812,161
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	538,357
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	538,305
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	803,734
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	267,390
Series 2014-GC23, Class C, 4.59%, 07/10/47(a)	250	264,905
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	805,201
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	107,673
Series 2015-GC27, Class AS, 3.57%, 02/10/48	250	265,527
Series 2015-GC29, Class C, 4.27%, 04/10/48(a)	250	266,002
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	816,021
Series 2015-GC33, Class A4, 3.78%, 09/10/58	1,500	1,641,255
Series 2015-GC35, Class A4, 3.82%, 11/10/48	1,000	1,097,885
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	526,457
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	695,180
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	1,045,250
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	1,052,165
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	254,092
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,102,444
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,250	1,382,029
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	822,872
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	678,149
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,000	1,168,700
Series 2019-C7, Class A4, 3.10%, 12/15/72	2,000	2,139,186
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	1,052,468
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	782,635
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	241,512
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	149,465
Series 2012-CR4, Class A3, 2.85%, 10/15/45	994	1,015,242
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,718,374
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	155,113
Series 2012-LC4, Class C, 5.72%, 12/10/44(a)	200	207,569
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	273,537
Series 2013-CR12, Class A4, 4.05%, 10/10/46	800	859,066
Series 2013-CR13, Class A4, 4.19%, 11/10/46(a)	1,000	1,081,847
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	314	317,670
Series 2013-CR8, Class A4, 3.33%, 06/10/46	543	566,620
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	500	526,471
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	700	751,401
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	103,442
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	177	178,814
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	447,562
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	432,254
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	541,328
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	185	191,090
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	312,892
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	322,582
Series 2014-CR19, Class A5, 3.80%, 08/10/47	438	472,682
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	927,954
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	268,627

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-LC15, Class A4, 4.01%, 04/10/47	$945	$1,019,791
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	733,351
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	269,125
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	805,535
Series 2014-UBS3, Class C, 4.90%, 06/10/47(a)	150	158,130
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	264,860
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	536,313
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	535,685
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	265,403
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	665	719,641
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	537,126
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	532,654
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	213,092
Series 2015-CR22, Class C, 4.25%, 03/10/48(a)	300	319,928
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	537,594
Series 2015-CR24, Class B, 4.52%, 08/10/48(a)	250	273,414
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	191,687
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	817,119
Series 2015-CR25, Class ASB, 3.54%, 08/10/48	1,000	1,050,661
Series 2015-CR25, Class B, 4.69%, 08/10/48(a)	300	329,742
Series 2015-CR26, Class A4, 3.63%, 10/10/48	898	973,838
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	798,630
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	530,578
Series 2015-DC1, Class C, 4.45%, 02/10/48(a)	250	263,699
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	542,855
Series 2015-PC1, Class A2, 3.15%, 07/10/50	105	104,831
Series 2015-PC1, Class A5, 3.90%, 07/10/50	850	928,513
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	200	208,983
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	651,198
Series 2016-DC2, Class A5, 3.77%, 02/10/49	1,000	1,094,269
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	821,212
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,053,022
Series 2016-DC2, Class C, 4.79%, 02/10/49(a)	250	265,080
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,094,318
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	861,368
Series 2018-COR3, Class B, 4.67%, 05/10/51(a)	500	575,546
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class C, 4.78%, 02/10/47(a)	200	210,531
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,095,249
Series 2017-COR2, Class C, 4.71%, 09/10/50(a)	750	833,957
Commission Mortgage Trust, Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	1,058,498
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	534,459
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	535,341
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	748,588
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	706,337
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,077,571
Series 2015-C4, Class D, 3.73%, 11/15/48(a)	250	249,653
Series 2016-C5, Class C, 4.73%, 11/15/48(a)	750	810,226
Series 2016-C6, Class C, 5.09%, 01/15/49(a)	350	388,768
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,086,692
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,129,731
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,116,070
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,634,529
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	1,070,978
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	519,868

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	$500	$544,159
Series 2016-C1, Class C, 3.50%, 05/10/49(a)	468	474,126
Series 2016-C3, Class A5, 2.89%, 08/10/49	2,100	2,207,521
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	788,070
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	560	569,241
Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	411,490
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	34	34,302
Series 2012-GC6, Class AAB, 3.31%, 01/10/45	50	50,309
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	103,961
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	206,253
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	311,866
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	119,658
Series 2013-GC14, Class A5, 4.24%, 08/10/46	550	591,597
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	539,421
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	163,746
Series 2013-GC16, Class C, 5.49%, 11/10/46(a)	100	109,764
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	428,179
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	261,036
Series 2014-GC20, Class C, 5.13%, 04/10/47(a)	500	525,940
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	268,339
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	553	575,871
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	805,466
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	462	476,513
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	539,465
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	646,867
Series 2015-GC34, Class A4, 3.51%, 10/10/48	1,500	1,617,694
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	383,929
Series 2016-GS2, Class A4, 3.05%, 05/10/49	500	528,201
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	523,268
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	1,057,542
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	545,206
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,129,171
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	851,674
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,214,928
Series 2019-GSA1, Class C, 3.93%, 11/10/52(a)	500	524,812
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.18%, 07/15/45(a)	500	531,358
Series 2013-C12, Class D, 4.24%, 07/15/45(a)	50	50,504
Series 2013-C14, Class B, 4.86%, 08/15/46(a)	500	538,458
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	729,139
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	161,493
Series 2013-C15, Class A5, 4.13%, 11/15/45	500	538,729
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	218,604
Series 2013-C15, Class C, 5.37%, 11/15/45(a)	110	120,182
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	530,783
Series 2013-C17, Class C, 5.05%, 01/15/47(a)	100	108,550
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,514,153
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	216,337
Series 2014-C18, Class ASB, 3.57%, 02/15/47	398	409,935
Series 2014-C18, Class B, 4.97%, 02/15/47 (Call 02/11/24)(a)	225	242,767
Series 2014-C19, Class C, 4.83%, 04/15/47(a)	200	214,679
Series 2014-C21, Class A4, 3.49%, 08/15/47	818	861,601
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	537,806
Series 2014-C21, Class ASB, 3.43%, 08/15/47	348	359,566

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	$750	$809,520
Series 2014-C22, Class ASB, 3.50%, 09/15/47 (Call 04/15/24)	903	932,752
Series 2014-C22, Class C, 4.71%, 09/15/47 (Call 08/15/24)(a)	200	207,570
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,900	2,062,779
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	323	335,841
Series 2014-C24, Class A3, 3.10%, 11/15/47	500	503,358
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	199,611
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	530,672
Series 2015-C28, Class A3, 2.91%, 10/15/48	1,078	1,121,185
Series 2015-C28, Class A4, 3.23%, 10/15/48	750	794,462
Series 2015-C28, Class ASB, 3.04%, 10/15/48	500	514,140
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	515	534,223
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	267,156
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,191,740
Series 2015-C33, Class A4, 3.77%, 12/15/48	1,175	1,286,784
Series 2016-C1, Class A5, 3.58%, 03/15/49	750	813,362
Series 2016-C1, Class B, 4.90%, 03/15/49(a)	450	501,925
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	261,772
Series 2017-JP5, Class A5, 3.72%, 03/15/50	800	884,019
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	711,454
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	327,659
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	434,062
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,090,920
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	376,148
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,311,022
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,062,903
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	808,716
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,212,304
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,050	1,143,622
Series 2018-C8, Class A2, 4.03%, 06/15/51	1,000	1,061,044
Series 2018-C8, Class A4, 4.21%, 06/15/51	1,000	1,144,888
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	104	106,480
Series 2012-C6, Class A3, 3.51%, 05/15/45	215	221,877
Series 2012-C8, Class A3, 2.83%, 10/15/45	964	984,461
Series 2012-C8, Class ASB, 2.38%, 10/15/45	168	168,901
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,276	1,302,918
Series 2013-C10, Class A5, 3.14%, 12/15/47	591	611,681
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	103,720
Series 2013-C10, Class ASB, 2.70%, 12/15/47	60	60,950
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	104,333
Series 2013-C10, Class C, 4.25%, 12/15/47(a)	200	208,766
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	207	220,199
Series 2013-C13, Class ASB, 3.41%, 01/15/46	33	33,890
Series 2013-C16, Class ASB, 3.67%, 12/15/46	294	303,446
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	516,294
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	102,546
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,500	1,613,884
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	107,129

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-JP1, Class A5, 3.91%, 01/15/49	$800	$882,426
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/11/26)	700	731,356
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,195,440
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	749	766,046
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	517,377
Series 2013-C07, Class AAB, 2.47%, 02/15/46	92	93,058
Series 2013-C09, Class A4, 3.10%, 05/15/46	500	518,401
Series 2013-C10, Class A4, 4.22%, 07/15/46(a)	1,000	1,069,761
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	171	176,127
Series 2013-C11, Class A3, 3.96%, 08/15/46	479	509,396
Series 2013-C13, Class A3, 3.77%, 11/15/46	1,225	1,296,877
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	644,161
Series 2013-C13, Class C, 5.07%, 11/15/46(a)	230	246,645
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	621	640,706
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	207,081
Series 2013-C8, Class B, 3.69%, 12/15/48(a)	200	207,209
Series 2013-C9, Class AAB, 2.66%, 05/15/46	1,054	1,067,066
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	216,666
Series 2014-C14, Class B, 4.91%, 02/15/47(a)	200	217,621
Series 2014-C15, Class A4, 4.05%, 04/15/47	1,000	1,080,034
Series 2014-C15, Class ASB, 3.65%, 04/15/47	217	225,581
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	537,770
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	750	805,091
Series 2014-C18, Class A3, 3.65%, 10/15/47	500	533,263
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,364,149
Series 2015-C20, Class A4, 3.25%, 02/15/48	973	1,029,083
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	531,347
Series 2015-C21, Class A4, 3.34%, 03/15/48	800	850,100
Series 2015-C22, Class C, 4.38%, 04/15/48(a)	250	263,561
Series 2015-C23, Class A3, 3.45%, 07/15/50	750	803,495
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	401,254
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	1,032,744
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	656,102
Series 2015-C26, Class A5, 3.53%, 10/15/48	1,000	1,078,825
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	1,072,551
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	523,019
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,100,227
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,206,357
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	1,094,044
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	554,524
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 07/15/49	496	506,867
Series 2012-C4, Class A4, 3.24%, 03/15/45	700	714,120
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	542,809
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	272,640
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,325,135
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,092,998
Series 2018-H3, Class A5, 4.18%, 07/15/51	1,000	1,143,286
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,081,662
Series 2019-L2, Class A4, 4.07%, 03/15/52	1,000	1,145,036
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	1,053,126
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45	150	157,843
Series 2017-C1, Class A2, 2.98%, 06/15/50	666	676,943
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	1,089,335
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	554,311

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C7, Class A4, 3.68%, 12/15/50	$1,000	$1,104,909
Series 2018-C08, Class A4, 3.98%, 02/15/51	750	846,069
Series 2018-C12, Class A2, 4.15%, 08/15/51	1,000	1,066,566
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,000	1,119,492
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,334	1,475,508
Series 2019-C16, Class ASB, 3.46%, 04/15/52	1,395	1,513,341
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	650	667,544
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	256,202
Series 2012-C4, Class AAB, 2.46%, 12/10/45	179	179,717
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	703,723
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 01/10/45	331	338,357
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,112	1,139,112
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	207,550
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	314,101
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	697,524
Series 2013-LC12, Class AS, 4.42%, 07/15/46(a)	473	504,274
Series 2013-LC12, Class C, 4.42%, 07/15/46(a)	100	102,981
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	352,161
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	538,806
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	268,137
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	886,600
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	545,639
Series 2015-C31, Class C, 4.76%, 11/15/48 (Call 11/11/25)(a)	450	486,586
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	612,093
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,097,034
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	818,430
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,086,533
Series 2015-SG1, Class D, 4.62%, 09/15/48(a)	200	169,167
Series 2016-C32, Class ASB, 3.32%, 01/15/59	1,100	1,152,269
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	1,057,025
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	532,674
Series 2016-C37, Class A2, 3.10%, 12/15/49	1,315	1,336,940
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	532,429
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	514,362
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	534,849
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	1,089,127
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,377,224
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	544,930
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,144,457
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	401,779
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,000	1,159,293
Series 2019-C49, Class A5, 4.02%, 03/15/52	1,150	1,309,096
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	838,554
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	533,156
Series 2019-C53, Class A4, 3.04%, 10/15/52	1,400	1,491,280
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	500	516,544
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	205,160
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	257,568
Series 2012-C6, Class AS, 3.84%, 04/15/45	145	149,923
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	369,158
Series 2012-C8, Class ASB, 2.56%, 08/15/45	192	193,426
Series 2012-C9, Class A3, 2.87%, 11/15/45	175	178,805
Series 2012-C9, Class C, 4.54%, 11/15/45(a)	150	156,815
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	112,430

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	$500	$515,944
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	804,423
Series 2013-C17, Class A3, 3.75%, 12/15/46	756	800,258
Series 2013-C17, Class ASB, 3.56%, 12/15/46	584	602,511
Series 2013-C18, Class A4, 3.90%, 12/15/46	600	640,357
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	860,671
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	320,457
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	320,872
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	216,460
Series 2014-C20, Class ASB, 3.64%, 05/15/47	326	337,823
Series 2014-C22, Class A3, 3.53%, 09/15/57	129	131,787
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,597,561
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	430,836
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	516,845
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	107,361
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	100,117
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	123	126,720

		263,200,415

Total Collaterized Mortgage Obligations — 59.8% (Cost: $250,762,240)		263,200,415

U.S. Government Agency Obligations

Mortgage-Backed Securities — 39.7%
Federal National Mortgage Association
Series 2010-M4, Class A3, 3.82%, 06/25/20	40	39,927
Series 2011-M1, Class A3, 3.76%, 06/25/21	411	415,076
Series 2011-M4, Class A2, 3.73%, 06/25/21	481	486,819
Series 2012-M17, Class A2, 2.18%, 11/25/22	1,141	1,153,651
Series 2012-M2, Class A2, 2.72%, 02/25/22	579	585,189
Series 2012-M8, Class A2, 2.35%, 05/25/22	358	362,277
Series 2012-M9, Class A2, 2.48%, 04/25/22	554	561,777
Series 2013-M12, Class APT, 2.49%, 03/25/23(a)	580	591,005
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,269	1,336,309
Series 2013-M4, Class ATS2, 2.61%, 03/25/22(a)	19	19,300
Series 2013-M6, Class 1AC, 3.61%, 02/25/43(a)	534	591,012
Series 2013-M7, Class A2, 2.28%, 12/27/22	574	581,906
Series 2014-M11, Class 1A, 3.22%, 08/25/24(a)	906	955,901
Series 2014-M11, Class 2A, 3.41%, 08/25/26(a)	695	746,383
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	200	209,954
Series 2014-M3, Class A2, 3.50%, 01/25/24(a)	966	1,024,995
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	700	739,308
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	500	525,733
Series 2015-M1, Class A2, 2.53%, 09/25/24	750	770,807
Series 2015-M10, Class A1, 2.63%, 04/25/27	1,439	1,475,495
Series 2015-M11, Class A2, 2.92%, 04/25/25(a)	800	842,999
Series 2015-M13, Class A2, 2.80%, 06/25/25(a)	1,000	1,049,888
Series 2015-M2, Class A, 2.62%, 12/25/24	429	442,863
Series 2015-M4, Class AV2, 2.51%, 07/25/22(a)	812	819,216
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,316,947
Series 2016-M1, Class A1, 2.43%, 01/25/26	83	83,855
Series 2016-M10, Class A1, 2.10%, 07/25/28	209	209,931
Series 2016-M3, Class A2, 2.70%, 02/25/26	954	996,353
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	223	225,882
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,042,163
Series 2017-M15, Class AV2, 2.72%, 11/25/24(a)	1,000	1,034,801
Series 2017-M2, Class A2, 2.89%, 02/25/27(a)	1,000	1,064,398
Series 2017-M3, Class A2, 2.57%, 12/25/26(a)	850	889,365

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$1,038	$1,115,422
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,100	1,188,708
Series 2018-M1, Class A2, 3.08%, 12/25/27(a)	1,000	1,078,768
Series 2018-M10, Class A2, 3.50%, 07/25/28(a)	1,040	1,151,355
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	100	114,114
Series 2018-M7, Class A2, 3.15%, 03/25/28(a)	800	866,477
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	2,000	2,233,948
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,000	1,123,285
Series 2019-M5, Class A2, 3.27%, 01/25/29	700	767,108
Series 2019-M6, Class A1, 3.30%, 08/01/28	2,956	3,171,475
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,416,238
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,039,885
FHLMC Multifamily Structured Pass Through Certificates
Series K019, Class A2, 2.27%, 03/25/22	1,491	1,505,139
Series K020, Class A2, 2.37%, 05/25/22	1,430	1,450,021
Series K022, Class A2, 2.36%, 07/25/22	1,600	1,621,451
Series K023, Class A2, 2.31%, 08/25/22	1,000	1,012,992
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,201,533
Series K026, Class A2, 2.51%, 11/25/22	1,000	1,018,955
Series K027, Class A2, 2.64%, 01/25/23	1,000	1,026,289
Series K028, Class A2, 3.11%, 02/25/23	1,710	1,771,531
Series K029, Class A2, 3.32%, 02/25/23	1,000	1,042,017
Series K030, Class A2, 3.25%, 04/25/23(a)	1,000	1,041,556
Series K031, Class A2, 3.30%, 04/25/23(a)	1,000	1,044,759
Series K032, Class A1, 3.02%, 02/25/23	307	311,505
Series K032, Class A2, 3.31%, 05/25/23(a)	180	188,302
Series K033, Class A1, 2.87%, 02/25/23	498	507,074
Series K033, Class A2, 3.06%, 07/25/23(a)	1,000	1,044,268
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,053,922
Series K035, Class A2, 3.46%, 08/25/23(a)	1,000	1,052,108
Series K036, Class A2, 3.53%, 10/25/23(a)	650	687,350
Series K037, Class A2, 3.49%, 01/25/24	1,150	1,218,109
Series K038, Class A1, 2.60%, 10/25/23	386	389,384
Series K040, Class A2, 3.24%, 09/25/24	1,250	1,328,948
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,327,167
Series K043, Class A2, 3.06%, 12/25/24	1,000	1,058,517
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,309,088
Series K046, Class A2, 3.21%, 03/25/25	1,285	1,373,086
Series K048, Class A1, 2.69%, 12/25/24	397	405,759
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,073,108
Series K049, Class A2, 3.01%, 07/25/25	1,000	1,066,061
Series K050, Class A2, 3.33%, 08/25/25(a)	1,050	1,131,253
Series K051, Class A2, 3.31%, 09/25/25	2,130	2,298,219
Series K052, Class A1, 2.60%, 01/25/25	344	351,612
Series K052, Class A2, 3.15%, 11/25/25	800	860,609
Series K054, Class A2, 2.75%, 01/25/26	1,700	1,788,458
Series K055, Class A2, 2.67%, 03/25/26	1,250	1,316,171
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,624,806
Series K058, Class A1, 2.34%, 07/25/26	1,343	1,353,690
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,603,414
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,291,267
Series K060, Class A2, 3.30%, 10/25/26	2,342	2,549,103
Series K061, Class A1, 3.01%, 08/25/26	907	944,601
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,416,654
Series K062, Class A2, 3.41%, 12/25/26	1,000	1,101,272
Series K063, Class A2, 3.43%, 01/25/27(a)	2,600	2,865,467
Series K064, Class A1, 2.89%, 10/25/26	1,164	1,215,934
Series K064, Class A2, 3.22%, 03/25/27	325	352,370
Series K065, Class A1, 2.86%, 10/25/26	1,121	1,162,161
Series K065, Class A2, 3.24%, 04/25/27	2,570	2,797,268

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K066, Class A2, 3.12%, 06/25/27	$1,400	$1,512,796
Series K067, Class A1, 2.90%, 03/25/27	944	986,293
Series K067, Class A2, 3.19%, 07/25/27	600	651,363
Series K068, Class A2, 3.24%, 08/25/27	1,000	1,090,419
Series K069, Class A2, 3.19%, 09/25/27(a)	1,179	1,281,306
Series K070, Class A2, 3.30%, 11/25/27(a)	1,500	1,642,730
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,093,430
Series K072, Class A2, 3.44%, 12/25/27	1,450	1,603,672
Series K073, Class A2, 3.35%, 01/25/28	1,297	1,425,262
Series K074, Class A1, 3.60%, 09/25/27	975	1,059,817
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,117,228
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,120,970
Series K076, Class A1, 3.73%, 12/25/27	1,080	1,179,949
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,275,264
Series K077, Class A2, 3.85%, 05/25/28(a)	1,450	1,647,415
Series K078, Class A2, 3.85%, 06/25/28	1,000	1,140,609
Series K079, Class A2, 3.93%, 06/25/28	1,750	2,001,144
Series K080, Class A2, 3.93%, 07/25/28(a)	700	803,541
Series K081, Class A2, 3.90%, 08/25/28(a)	500	571,614
Series K082, Class A2, 3.92%, 09/25/28(a)	1,000	1,145,327
Series K083, Class A2, 4.05%, 09/25/28(a)	1,185	1,369,160
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	2,308,628
Series K087, Class A2, 3.77%, 12/25/28	1,800	2,045,436
Series K088, Class A1, 3.48%, 09/25/28	347	375,025
Series K088, Class A2, 3.69%, 01/25/29	2,000	2,262,935
Series K089, Class A2, 3.56%, 01/25/29	2,650	2,976,881
Series K090, Class A2, 3.42%, 02/25/29	500	556,824
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,681,746
Series K092, Class A2, 3.30%, 04/25/29	2,000	2,210,526
Series K094, Class A2, 2.90%, 06/25/29	1,420	1,528,146
Series K096, Class A2, 2.52%, 07/25/29	1,215	1,272,312
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,060,500
Series K101, Class A2, 2.52%, 10/25/29	1,500	1,570,847
Series K102, Class A1, 2.18%, 05/25/29	1,000	1,021,299
Series K103, Class A2, 2.65%, 11/25/29	4,500	4,765,419
Series K1510, Class A2, 3.72%, 01/25/31	250	286,596
Series K1510, Class A3, 3.79%, 01/25/34	500	582,926
Series K-1512, Class A2, 2.99%, 05/25/31	230	247,356
Series K-1512, Class A3, 3.06%, 04/25/34	450	486,715
Series K-1513, Class A3, 2.80%, 08/25/34	1,000	1,056,602
Series K-1514, Class A2, 2.86%, 10/25/34	500	531,901
Series K152, Class A2, 3.08%, 01/25/31	250	269,753
Series K153, Class A3, 3.12%, 10/25/31(a)	500	538,239
Series K154, Class A2, 3.42%, 04/25/32	500	562,128
Series K154, Class A3, 3.46%, 11/25/32	345	383,914
Series K157, Class A2, 3.99%, 05/25/33(a)	1,076	1,264,066
Series K159, Class A2, 3.95%, 11/25/30(a)	833	973,712
Series K159, Class A3, 3.95%, 11/25/33(a)	1,000	1,183,511
Series K717, Class A2, 2.99%, 09/25/21	1,246	1,259,637
Series K720, Class A1, 2.32%, 11/25/21	373	373,356
Series K720, Class A2, 2.72%, 06/25/22	800	814,906
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,028,460
Series K723, Class A2, 2.45%, 08/25/23	455	464,005
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,460,144
Series K725, Class A2, 3.00%, 01/25/24	1,000	1,043,037
Series K728, Class A2, 3.06%, 08/25/24(a)	1,000	1,057,305
Series K729, Class A1, 2.95%, 02/25/24	937	959,754
Series K729, Class A2, 3.14%, 10/25/24	1,000	1,058,286
Series K730, Class A2, 3.59%, 01/25/25(a)	1,400	1,514,159
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,081,348

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K732, Class A2, 3.70%, 05/25/25	$1,000	$1,089,300
Series K733, Class A2, 3.75%, 08/25/25	1,000	1,092,893
Series K734, Class A2, 3.21%, 02/25/26	1,950	2,085,361
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,065,862

		174,783,661

Total U.S. Government Agency Obligations — 39.7% (Cost: $166,626,971)		174,783,661

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	2,648	2,648,000

Total Short-Term Investments — 0.6% (Cost: $2,648,000)		2,648,000

Total Investments in Securities — 100.1% (Cost: $420,037,211)		440,632,076

Other Assets, Less Liabilities — (0.1)%		(521,931)

Net Assets — 100.0%		$440,110,145

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,061	(413)	2,648	$2,648,000	$4,358	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$263,200,415	$—	$263,200,415
U.S. Government Agency Obligations	—	174,783,661	—	174,783,661
Money Market Funds	2,648,000	—	—	2,648,000

	$2,648,000	$437,984,076	$—	$440,632,076